Long-term debt	12 Months Ended
Dec. 31, 2022
Disclosure Of Debt Instruments Text Block Abstract
Long-term debt
9	Long-term debt

	December 31, 2022 $	December 31, 2021 $

ACOA Atlantic Innovation Fund (“AIF”), interest-free loan[1] with a maximum contribution of CAD$3,786. Annual repayments, commencing December 1, 2008, are calculated as a percentage of gross revenue for the preceding fiscal year, at 2% when gross revenues are less than CAD$5,000 and 5% when gross revenues are greater than CAD$5,000. As at December 31, 2022, the amount drawn down on the loan, net of repayments, is $2,927 (2021 - $2,927).	1,123	1,088

ACOA AIF, interest-free loan[1] with a maximum contribution of CAD$3,000. Annual repayments, commencing December 1, 2011, are calculated as a percentage of gross revenue for the preceding fiscal year, at 2% when gross revenues are less than CAD$5,000 and 5% when gross revenues are greater than CAD$5,000. As at December 31, 2022, the amount drawn down on the loan is $2,341 (2021 - $2,341).	898	911

ACOA Business Development Program, interest-free loan with a maximum contribution of CAD$395, repayable in monthly payments commencing October 2015 of CAD$3 until October 2017 and CAD$6 until June 2023. As at December 31, 2022, the amount drawn down on the loan, net of repayments, is $24 (2021 - $78).	24	76

ACOA AIF, interest-free loan[1] with a maximum contribution of CAD$2,944, annual repayments commencing September 1, 2014, are calculated as a percentage of gross revenue from specific product(s) for the preceding fiscal year, at 5% for the first 5 years and 10%, thereafter. As at December 31, 2022, the amount drawn down on the loan is $2,303 (2021 - $2,303).	884	937

TNC 120-140 Eileen Stubbs Ltd. (the Landlord) loan, with an original balance of CAD$300, bearing interest at 8% per annum, is repayable in monthly payments of $4 beginning February 1, 2019 until May 1, 2028. As at December 31, 2022, the balance on the loan is $148 (2021 - $179).	148	179

ACOA Regional Economic Growth through Innovation[1] – Business Scale-Up and Productivity Program, interest-free loan with a maximum contribution of CAD$1,000. Annual repayments, commencing September 1, 2022, are calculated as a percentage of gross revenue from DPX-COVID-19 product(s) for the preceding fiscal year, at 5% when gross revenues are less than CAD$5,000 and 10% when gross revenues are greater than CAD$5,000. As at December 31, 2022 the Corporation has been relieved from its obligation by way of a debt forgiveness letter received from ACOA, therefore the carrying value is $nil (2021 - $704).

	–	192

Venture loan with Horizon Technology Finance Corporation and Powerscourt investments XXV, LP (“Venture Loan”) bearing interest at The Wall Street Journal prime rate plus 5.75%, compounded annually and payable monthly, maturity on July 1, 2025, with effective interest rate of 13.06%. As at December 31, 2022, the amount drawn down on the loan is $25,000 (2021 - $15,000)	24,381	14,619

	27,458	18,002

Less: current portion	47	73

	27,411	17,929

[1]	These loans are repayable based on a percentage of gross revenue, if any. The carrying amount of these loans is reviewed each reporting period and adjusted as required to reflect management’s best estimate of future cash flows, based on a number of assumptions, discounted at the original effective interest rate.

Total contributions received, less amounts that have been repaid as at December 31, 2022, is $32,743 (2021 - $23,532). The Corporation is in compliance with its debt covenants. Certain ACOA loans require approval by ACOA before the Corporation can pay management fees, bonuses, dividends or other distributions, or before there is any change of ownership of the Corporation.

Venture Loan with Horizon Technology Finance Corporation and Powerscourt Investments XXV, LP

On December 17, 2021, the Corporation was issued a $15,000 Venture Loan at a variable annual rate of published in The Wall Street Journal prime rate plus 5.75%, with an interest rate floor at 3.25% on the prime rate (effective interest rate of 13.06%). Interest is compounded annually and payable monthly on the first day of the month commencing January 1st, 2022. The Venture Loan maturity date is set 42 months from the first day of the month next following the month in which the loan was issued. In addition, a final payment of $750 is required by the contract. Concurrently to the Venture Loan issuance, six warrants were issued to the lender at an initial fair value of $318. Combined, these warrants allows the holder to purchase 45,454 shares at an exercise price of $13.20.

On June 22, 2022, following the achievement of a pre-determined milestone, activation of it’s phase 2B AVALON trial in platinum-resistant ovarian cancer, the Corporation borrowed the remaining $10,000 under the Venture Loan, and the number of shares for which the attached warrants are exercisable increased by 11,364, to a total of

56,818. Transaction costs associated with the venture loan were $377 of which, $224 has been allocated to the debt component, $4 to the warrants and $149 to the loan commitment.

Monthly pro rata principal repayments start after 24 months from loan inception. If a predetermined milestone is reached, the start date for the repayment of principal is deferred for 6 months, with no extension of maturity.

The Corporation may, at its option, at any time, prepay all the outstanding Venture Loan by simultaneously paying to the lenders an amount equal to any accrued and unpaid interest, the outstanding principal balance and the final payments of the Venture Loan plus an amount equal to:

a)	3% in the 18 first months of the loan;

b)	2% in the months 19 to 30 of the loan;

c)	1% in the last 12 months of the loan (31 to 42).

The prepayment option is an embedded derivative, but has insignificant value as of December 31, 2022.

The Venture Loan has a priority security interest in all assets of IMV, excluding intellectual property. IMV has entered into a negative pledge agreement regarding intellectual property with the lenders.

The minimum annual principal repayments of long-term debt over the next five years, excluding the repayments of the Conditional ACOA loans for 2023 and beyond which are not determinable at this time, are as follows:

$

Year ending December 31, 2023	47
2024	15,302
2025	9,749
2026	29
2027	31

	December 31, 2022 $	December 31, 2021 $
Balance – Beginning of period	18,002	6,906
Borrowings	10,000	14,520
Accreted interest and valuation adjustments	(260)	907
Revaluation of long-term debt	(188)	(367)
Repayment of debt	(73)	(4,069)
Currency translation adjustment	(23)	105

Balance – End of period	27,458	18,002
Less: Current portion	47	73
Non-current portion	27,411	17,929